Taxes Recoverable	12 Months Ended
Apr. 30, 2022
Disclosure Of Taxes Recoverable [Abstract]
Taxes Recoverable [Text Block]	6. Taxes Recoverable
	April 30, 2022	April 30, 2021
	$	$
Goods and Service Tax (GST) recoverable	103,785	42,676
Mexican Value Added Tax (IVA) recoverable	13,006,992	1,301,835
Total	13,110,777	1,344,511